Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instruments
Total debt	$ 663,000	$ 722,800
Less deferred financing fees	(9,846)	(9,984)
Total debt, net of deferred finance costs	653,154	712,816
Less current portion, net of deferred financing fees	(45,482)	(251,754)
Long-term debt, net of current portion and deferred financing fees	607,672	461,062
$250 Million 2019 Notes | Dynagas Partners and Dynagas Finance
Debt Instruments
Senior Unsecured Notes	0	250,000
$675 Million Credit Facility | Fareastern Shipping Limited, Pegasus Shipholding S.A., Lance Shipping S.A., Seacrown Maritime Ltd., Navajo Marine Limited, Solana Holding Ltd
Debt Instruments
Long-term debt	663,000	0
$480 Million Term Loan B | Arctic LNG and Dynagas Finance LLC
Debt Instruments
Long-term debt	$ 0	$ 472,800